Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Estimates
Schedule of by fair value hierarchy

				2024
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	5,282	5,282
Trade accounts receivables		-	101,785	101,785
Investments in equity instruments (i)	14 (c)	5,093	-	5,093
		5,093	107,067	112,160
Liabilities
Other financial instruments	16 (a)	-	37,134	37,134
Loans and financings designated at fair value (ii)		-	92,320	92,320
		-	129,454	129,454

				2023
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	7,893	7,893
Trade accounts receivables		-	88,582	88,582
Investment in equity instruments (i)	14 (c)	5,649	-	5,649
		5,649	96,475	102,124
Liabilities
Other financial instruments	16 (a)	-	46,122	46,122
Loans and financings designated at fair value (ii)		-	91,403	91,403
		-	137,525	137,525

(i) To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.

(ii) Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.